Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (18,729,609)	$ (19,108,777)	$ (29,145,901)	$ (160,875)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		151	151	201
Gain on sale of asset	(4,500)
Accrued interest	57,536	336,851	349,339	381,886
Accretion of discounts on promissory notes		945,969	945,969	613,610
Change in fair value of derivative liabilities		(673,314)	(673,314)	(2,447,908)
Change in fair value of convertible debt			2,993,060
Loss on extinguishment of debt		347,566	347,566
Stock-based compensation	855,160	105,026	121,764	178,679
Issuance of liability classified warrants	3,737,371	620,718	1,865,403
Change in fair value of liability classified warrants	(5,626,130)		1,438,186
Loss on issuance of convertible notes	3,609,944
Change in fair value of convertible notes	(6,169,929)	(1,071,099)
Issuance of warrants for share subscription facility		11,565,472	11,565,472
Commitment fee for share subscription facility		1,124,292	1,124,289
Warrant modification		56,590	56,590
Lease cost	(63)	(1,838)	(1,808)	1,962
Loss on debt conversions	4,000,155
Issuance costs for convertible notes	946,085	800,158	1,920,158
Debt conversion expense			154,391
Changes in operating assets and liabilities:
Unbilled receivable	300,908	(86,867)	(441,721)	173,552
Prepaid expenses and other assets	475,499	(683,492)	(1,616,019)	(25,401)
Accounts payable	984,410	(1,252,740)	(1,423,494)	1,183,820
Accrued expenses and other liabilities	971,344	2,500,970	2,177,742	(1,146,868)
Net cash used in operating activities	(14,591,819)	(4,474,364)	(8,242,177)	(1,247,342)
Cash flows from investing activities:
Proceeds from sale of asset	4,500
Net cash provided by investing activities	4,500
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net	7,533,915	4,549,842	14,029,842	1,000,000
Proceeds from issuance of promissory notes to related parties		350,000	350,000	100,000
Repayment of promissory notes		(467,774)	(467,774)
Proceeds from exercise of stock options		262,862	262,862
Repayments of convertible notes	(265,812)
Proceeds from issuance of common stock for business combination, net of transaction costs		6,626,312	6,626,312
Repayment of financed insurance premiums	(442,439)	(195,420)	(488,543)
Contribution from noncontrolling interests				20
Net cash (used in) provided by financing activities	6,825,664	11,125,822	20,312,699	1,100,020
Increase in cash and cash equivalents	(7,761,655)	6,651,458	12,070,522	(147,322)
Cash and cash equivalents beginning of period	12,264,736	194,214	194,214	341,536
Cash and cash equivalents end of period	4,503,081	6,845,672	12,264,736	194,214
Supplemental cash flow information:
Income tax payments	1,600	1,600	1,600	1,600
Supplemental disclosure of non-cash investing and financing activities:
Fair value of derivative liability at issuance			3,052	471,758
Settlement of convertible notes into common stock			5,696,703
Conversion of 2021 Notes			2,093,224
Stock-based compensation	1,742,478
Conversions of convertible notes and accrued interest into common stock	13,879,535	5,696,703
Payable to related parties	800,000
Net assets acquired in business combination		1,068,950	1,068,950
Financed insurance premiums	399,949	867,300	867,300
Share subscription facility transaction costs		12,689,764	12,689,764
Deemed dividend related to warrants down round provision	$ 881,598		$ 803,140